NET INCOME (LOSS) PER COMMON SHARE - Detailed Information About In Basic And Diluted Earning Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended						4 Months Ended		9 Months Ended		12 Months Ended
	Feb. 23, 2019	Dec. 01, 2018	Sep. 08, 2018	Feb. 24, 2018	Dec. 02, 2017	Sep. 09, 2017	Jun. 16, 2018	Jun. 17, 2017	Nov. 30, 2019	Dec. 01, 2018	Feb. 23, 2019	Feb. 24, 2018	Feb. 25, 2017
Earnings Per Share [Abstract]
Net income (loss)	$ 135.6	$ 45.6	$ (32.4)	$ 388.3	$ 218.1	$ (355.2)	$ (17.7)	$ (204.9)	$ 398.6	$ (4.5)	$ 131.1	$ 46.3	$ (373.3)
Weighted average common shares outstanding									279.6	280.6	280.1	279.7	279.7
Dilutive effect of potential common shares									0.2	0.0	0.1	0.0	0.0
Weighted average common shares and potential dilutive common shares outstanding									279.8	280.6	280.2	279.7	279.7
Basic net income (loss) per common share									$ 1.43	$ (0.02)	$ 0.47	$ 0.17	$ (1.33)
Diluted net income (loss) per common share									$ 1.42	$ (0.02)	$ 0.47	$ 0.17	$ (1.33)
Common Shares Remaining to be Issued	0.9	0.9		0.0					0.1	0.9	0.9	0.0	0.0
Antidilutive common share excluded from computation of EPS									0.0	0.7	0.0	1.3	1.6